Income Taxes Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Change in tax rate, income tax expense	$ 9.6
Net operating loss	143.6	$ 151.9
Deferred tax assets, operating loss carryforwards	$ 6.2	$ 6.6